Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 3,091	£ 3,177
Ending balance	3,026	3,091
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,879	5,152
Exchange differences	(7)	(209)
Disposals	(95)	(22)
Acquisition through business combination	2	178
Disposal of businesses	0	(315)
Transfers	(5)	(1)
Ending balance	4,865	4,879
Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	91	96
Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,788)	(1,975)
Exchange differences	11	71
Charge for the year	(158)	(169)
Disposals	95	22
Disposal of businesses	0	262
Transfers	1	1
Ending balance	(1,839)	(1,788)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,434	2,480
Ending balance	2,437	2,434
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,434	2,480
Exchange differences	2	(107)
Disposals	0
Acquisition through business combination	1	61
Disposal of businesses	0	0
Transfers	0
Ending balance	2,437	2,434
Goodwill [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Goodwill [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Goodwill [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0
Exchange differences	0
Charge for the year	0
Disposals	0
Disposal of businesses	0
Transfers	0
Ending balance	0	0
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	372	422
Ending balance	346	372
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,137	1,115
Exchange differences	12	(40)
Disposals	(89)	(18)
Acquisition through business combination	0
Disposal of businesses	0	(15)
Transfers	(5)	(1)
Ending balance	1,146	1,137
Software [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	91	96
Software [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Software [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(765)	(693)
Exchange differences	(8)	24
Charge for the year	(117)	(123)
Disposals	89	18
Disposal of businesses	0	8
Transfers	1	1
Ending balance	(800)	(765)
Acquired customer lists, contracts and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	146	140
Ending balance	129	146
Acquired customer lists, contracts and relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	580	838
Exchange differences	6	(42)
Disposals	0	0
Acquisition through business combination	0	82
Disposal of businesses	0	(298)
Transfers	0
Ending balance	586	580
Acquired customer lists, contracts and relationships [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired customer lists, contracts and relationships [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired customer lists, contracts and relationships [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(434)	(698)
Exchange differences	(6)	31
Charge for the year	(17)	(19)
Disposals	0
Disposal of businesses	0	252
Transfers	0
Ending balance	(457)	(434)
Acquired trademarks and brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	29	31
Ending balance	23	29
Acquired trademarks and brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	184	186
Exchange differences	(7)	(5)
Disposals	(1)	(1)
Acquisition through business combination	0	6
Disposal of businesses	0	(2)
Transfers	0
Ending balance	176	184
Acquired trademarks and brands [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired trademarks and brands [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired trademarks and brands [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(155)	(155)
Exchange differences	7	4
Charge for the year	(6)	(7)
Disposals	1	1
Disposal of businesses	0	2
Transfers	0
Ending balance	(153)	(155)
Acquired publishing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1	2
Ending balance	1	1
Acquired publishing rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	100	103
Exchange differences	0	(3)
Disposals	0	0
Acquisition through business combination	0	0
Disposal of businesses	0
Transfers	0
Ending balance	100	100
Acquired publishing rights [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired publishing rights [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0
Acquired publishing rights [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(99)	(101)
Exchange differences	0	3
Charge for the year	0	(1)
Disposals	0
Disposal of businesses	0
Transfers	0
Ending balance	(99)	(99)
Other intangibles acquired [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	109	102
Ending balance	90	109
Other intangibles acquired [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	444	430
Exchange differences	(20)	(12)
Disposals	(5)	(3)
Acquisition through business combination	1	29
Disposal of businesses	0	0
Transfers	0
Ending balance	420	444
Other intangibles acquired [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Other intangibles acquired [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	0	0
Other intangibles acquired [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(335)	(328)
Exchange differences	18	9
Charge for the year	(18)	(19)
Disposals	5	3
Disposal of businesses	0	0
Transfers	0
Ending balance	£ (330)	£ (335)